Basis of Preparation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Basis Of Preparation And Significant Accounting Policies [Abstract]
Basis of preparation and significant accounting policies

SECTION 1Basis of preparation and significant accounting policies

1.1	CORPORATE INFORMATION

Orphazyme A/S (the “Company”) was, as of December 31, 2021 and until recently, involved in the research and development of novel therapeutics for the treatment of neurodegenerative rare diseases, including Niemann-Pick disease type C, or NPC.

The Company is headquartered in Copenhagen, Denmark and is publicly traded on Nasdaq Copenhagen. In September 2020, the Company listed American Depositary Shares (ADSs) on the Nasdaq Global Select Market. In March 2022, Orphazyme A/S voluntarily delisted the ADSs from the Nasdaq Global Select Market in the US.

In April 2018, a wholly-owned subsidiary, Orphazyme U.S., Inc., was incorporated in Delaware, USA and in March 2020, a wholly-owned subsidiary, Orphazyme Schweiz GmbH, was incorporated in Zug, Switzerland (together with Orphazyme A/S, “Orphazyme” or “the Group”).

In February 2022, Orphazyme announced that it had been notified by the Committee for Medicinal Products for Human Use (CHMP) of the European Medicines Agency (EMA) of a negative trend vote as part of the ongoing review of the Marketing Authorisation Application (MAA) for its investigational product candidate, arimoclomol, for the treatment of Niemann-Pick disease type C (NPC) following an oral explanation.

In light of the negative trend vote and considering Orphazyme’s financial situation at the time, the Board of Directors of Orphazyme filed a petition for an in-court restructuring of Orphazyme, which commenced in March 2022.

In May 2022, as part of the in-court restructuring proceedings, Orphazyme sold substantially all of its assets and business activities to KemPharm Denmark A/S (KemPharm), a wholly owned subsidiary of KemPharm Inc., a specialty pharmaceutical company focused on the discovery and development of novel treatments for rare central nervous system diseases, and KemPharm retained all of Orphazyme’s remaining Danish employees. The in-court restructuring proceedings were discontinued on May 30, 2022.

As of the date of publication of this annual report, Orphazyme has limited ongoing operational business activities and only two employees.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on June 7, 2022.

Information on COVID-19

As of 31 December 2021 and as of the date of publication of the annual report, there is no material impact directly related to COVID-19 on the Group’s consolidated financial statements, including the judgements and estimates applied. Specifically, following the sale of substantially all of its assets and business activities to KemPharm, Orphazyme is no longer involved in the conduct of clinical trials and has limited operational business activities and employees. Other parts of the business and operations may be adversely impacted by the effects of COVID-19, for example: the productivity of our staff; our relationships with vendors and other parties and significant disruption of global financial markets. We will continue to monitor the COVID-19 pandemic and its potential impact on our business and financials.

1.2	BASIS OF PREPARATION

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). All entities in the Orphazyme Group follow the same Group accounting policies.

The consolidated financial statements have been prepared on a going concern basis and are presented in Danish Kroner, or DKK, which is both the functional and presentation currency of the Company. The functional currency of Orphazyme US, Inc. is the US dollar (USD) and the functional currency of Orphazyme Schweiz GmbH is the Swiss Franc (CHF). Where indicated, amounts are rounded to the nearest thousand.

Materiality

The consolidated financial statements and parent company financial statements are prepared based on the concept of materiality, which considers both quantitative and qualitative factors. Items that are considered individually significant or are required under the minimum presentation requirements of IFRS are presented separately. If items are individually immaterial, they are aggregated with other items of similar nature in the financial statements or in the notes.

1.3	SIGNIFICANT ACCOUNTING POLICIES

A detailed description of accounting policies and significant accounting estimates and judgements related to specific financial statement line items is presented in each note to the relevant line item. The consolidated financial statements and parent company financial statements have been prepared on a historical cost basis except for share-based compensation and the embedded derivative in our borrowings, which is measured at fair value.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the parent company, Orphazyme A/S (the “Parent Company”), Orphazyme US, Inc. and Orphazyme Schweiz GmbH, fully-owned subsidiaries over which the Parent Company has control. A company controls an entity when the company (i) is exposed to, or has rights to, variable returns from its involvement with the entity, (ii) has power over the entity (i.e. existing rights that give it the current ability to direct the activities of the entity), and (iii) has the ability to use its power to affect the returns of the entity. The Parent Company reassesses whether it controls an entity if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an entity begins when the Parent Company obtains control and ceases when the Parent Company has lost control of the entity. On consolidation, intercompany income and expenses, intercompany receivables, and payables, and unrealized gains and losses on transactions between the consolidated companies are eliminated.

Translation of foreign currencies

Items included in the financial statements of each of the Orphazyme entities are measured using the currency of the primary economic environment in which the entity operates, or functional currency. On initial recognition, transactions denominated in foreign currencies are recorded using the foreign exchange spot rate at the transaction date. For monetary assets and liabilities, differences arising between the foreign exchange spot rates at the transaction date and the date of settlement or period-end exchange rates are recognized in the Statement of Profit or Loss as financial income or financial expenses. On consolidation, the assets and liabilities of Orphazyme US, Inc. and Orphazyme Schweiz GmbH are translated from the subsidiary’s functional currency to DKK at the exchange rate in effect at the balance sheet date and the Statement of Profit or Loss and Other Comprehensive Income is translated from the subsidiary’s functional currency to DKK at the date of the underlying transaction or average exchange rate of the period if there are no significant fluctuations in exchange rate throughout the period. The exchange rate differences arising on translation for consolidation are recognized in other comprehensive income (loss).

Statement of cash flows

The statement of cash flows is presented using the indirect method and shows cash flows resulting from operating activities, investing activities, financing activities, and the Group’s cash at the beginning and end of the year, including any effects of exchange rate changes.

Cash flows used in operating activities converts items in the Statement of Profit or Loss from the accrual basis of accounting to the cash basis of accounting. Non-cash items such as foreign exchange gains and losses, depreciation, amortization, and changes in working capital are reversed from the net loss for the year and actual cash receipts and payments are included.

Cash flows from investing activities shows payments related primarily to the purchase of licenses and property, plant, and equipment.

Cash flows from financing activities shows proceeds from share issuance, borrowings, net of transaction costs, repayment of debt, and lease payments.

Segment information

Although Orphazyme established a US subsidiary in 2018 and a Swiss subsidiary in 2020, the Group is managed and operated as one business unit that is reflected in the internal reporting. No separate lines of business or separate business entities have been identified with respect to any product candidate or geographical market and no segment information is currently disclosed in the Group’s internal reporting. For the years ended December 31, 2020 and 2019, the Group generated no revenue and for the year ended December 31, 2021 the Danish entity generated revenue which is disclosed in a separate note. For the years ended December 31, 2021, 2020 and 2019 all material non-current assets are located in Denmark.

1.4	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

The use of reasonable estimates and judgements is an essential part of the preparation of the consolidated financial statements and parent company financial statements. Given the uncertainties inherent in the Group’s business activities, Management must make certain significant accounting estimates and judgements, which affect the application of accounting policies and therefore the reported amounts of assets, liabilities, expenses, and disclosures in the consolidated financial statements and parent company financial statements. The significant accounting estimates and judgements identified are those that have a significant risk of resulting in a material adjustment to the consolidated financial statements. Management bases its estimates on historical experience, assumptions, and information currently available and deemed to be reasonable at the time the consolidated financial statements are prepared. However, actual amounts may differ from the estimated amounts as more detailed information becomes available. Estimates and assumptions are reviewed on an ongoing basis and, if necessary, changes are recognized in the period in which the estimate is revised. Management has made significant accounting estimates and judgements in the following areas, which are further presented in each note to the relevant financial statement line items:

•	Estimate of net revenue and clawback liability recognized using the ‘expected value’ method (Note 2.1)
•	Estimate of research and development expenses associated with clinical trials (Note 2.3) and related prepayments (Note 3.4) and accruals (Note 3.6)
•	Estimate of inputs and assumptions used in share-based compensation valuation models (Note 2.6)
•	Estimate of the fair value of licenses (Note 3.1)
•	Estimate relating to the incremental borrowing rate to measure lease liabilities (Note 3.2)
•	Judgement and estimate relating to pre-launch drug product inventory (Note 3.5)
•	Judgement regarding the recognition of deferred tax assets related to taxable losses to be carried forward (Note 2.8)
•	Judgement regarding management’s assessment of the company’s ability to continue as a going concern (Note 4.1)

Please refer to the specific referenced notes for further information on the significant accounting estimates and judgements as well as assumptions applied.

1.5	NEW IFRS STANDARDS APPLICABLE TO THE GROUP

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2021 (unless otherwise stated). The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

•

A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest

•	Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued
•	Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component

These amendments had no impact on the consolidated financial statements of the Group. The Group intends to use the practical expedients in future periods if they become applicable.

Covid-19-Related Rent Concessions beyond 30 June 2021 Amendments to IFRS 16

On 28 May 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16 if the change were not a lease modification.

The amendment was intended to apply until 30 June 2021, but as the impact of the Covid-19 pandemic is continuing, on 31 March 2021, the IASB extended the period of application of the practical expedient to 30 June 2022. The amendment applies to annual reporting periods beginning on or after 1 April 2021. However, the Group has not received Covid-19-related rent concessions, but plans to apply the practical expedient if it becomes applicable within the allowed period of application.

New IFRS Standards not yet effective

The IASB has issued a number of new standards and updated some existing standards, which are effective for accounting periods beginning January 1, 2022 or later.  Therefore, they are not incorporated in these consolidated financial statements and parent company financial statements. There are no standards presently known that are not yet effective and that would be expected to have a material impact on our current or future reporting periods.

1.6	SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD

In January 2022, Christophe Bourdon resigned his position Chief Executive Officer of Orphazyme, to take on the role of CEO at another company. Anders Vadsholt was appointed CEO of Orphazyme, effective March 1, 2022 in addition to his position as Chief Financial Officer.

In February 2022, the Company issued new shares as a result of the utilization of the Company’s U.S. At-the-Market Offering Program with Cowen and Company, LLC (“Cowen”). On February 11, 2022, a total of 360,000 ordinary shares of nominally DKK 1 each, represented by American Depositary Shares (“ADSs”), were issued by the Company and sold in the market by Cowen as the sales agent at market price as determined by the Company’s Board of Directors in accordance with the authorization in article 3.1 of the Company’s Articles of Association. Gross proceeds from the issue of new shares was USD835,668.00.

In February 2022, Andrew Mercieca was elected as new member of the Board of Directors at the Extraordinary General Meeting.

In February 2022, the Company was notified of a negative trend vote by the European Medicines Agency’s (EMA) Committee for Medicinal Products for Human Use (CHMP), for its Marketing Authorisation Application (MAA) for arimoclomol for NPC, causing the Company to initiate in-court restructuring proceedings in March 2022.

During the restructuring proceedings, mass redundancies took place and employees were released from their duties to reduce payroll costs. The MAA filed with EMA was withdrawn in March 2022. In addition, the Company voluntarily delisted the ADSs from the Nasdaq Global Select Market in the US, which became effective in March 2022.

In May 2022, the Company announced that it had signed an agreement to sell substantially all of the Company’s assets and business activities, including those relating to the development and approval of arimoclomol and the full claw back liability related to the French early access program, to KemPharm Denmark A/S (KemPharm), a wholly owned subsidiary of KemPharm Inc., for a total of USD 12.8 million in cash and assumed liabilities estimated to equal approximately USD 5.2 million (the Sale of Assets). KemPharm is a specialty pharmaceutical company focused on the discovery and development of novel treatments for rare central nervous system diseases. Under the terms of the agreement, KemPharm agreed to acquire substantially all of Orphazyme’s assets and business activities, including those relating to the development and approval of arimoclomol, retain a majority of Orphazyme’s remaining Danish employees, continue the early access programs with arimoclomol and pursue the potential approval of arimoclomol as a treatment option for NPC. The transaction has been considered a non-adjusting event and did not indicate any impairment of assets for the year ending December 31, 2021.

The Restructuring Proposal was adopted by the creditors and affirmed by the Danish Maritime and Commercial High Court May 30, 2022. The restructuring proceedings were discontinued on May 30, 2022 and by completing the Sale of Assets to KemPharm Denmark A/S on May 31, 2022. Orphazyme will pay its debts to the creditors in accordance with the Restructuring Proposal.

In May 2022, Stephanie Okey, Carrolee Barlow and Martin Bonde stepped down from their positions as members of the Board of Directors, with the view to reduce the number of members of the Board of Directors to three members.

In June 2022, Orphazyme A/S repaid the full remaining loan to Kreos Capital VI (UK) Ltd. At the repayment all pledges and securities withdrew. All (undisputed and unconditional) debts related to the time prior to restructuring have been or will be paid in full in the coming months.

Orphazyme’s current share-based compensation programs are expected to have a limited value, due to the decreasing share price and the disclosed Sale of Assets.